SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Summary of Assets Measured at Fair Value on Recurring Basis) (Details) - Fair Value, Measurements, Recurring [Member] - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Short-term investments	$ 108,805	$ 63,461	$ 72,878
Investments accounted for at fair value	24,117	23,127	73,089
Fair Value, Inputs, Level 1 [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Investments accounted for at fair value	24,117	23,127	73,089
Fair Value, Inputs, Level 2 [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Short-term investments	$ 108,805	$ 63,461	$ 72,878